Changes in Accounting Policies (Impact of Adoption, Narrative) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	¥ 410,801	¥ 343,860
Lease liabilities	12,471	22,043
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
The lessee's incremental borrowing rate			4.90%
Right-of-use assets			¥ 411,878
Lease prepayments and other non-current assets			(335,026)
Prepayment			(121)
Lease liabilities			¥ 76,731
IFRS 16 [member] | Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
The lessee's incremental borrowing rate			4.35%
IFRS 16 [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	410,801	343,860
Lease liabilities	¥ 12,471	¥ 22,043